UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (206,572)	$ (166,826)
Other comprehensive (loss)/income:
Gain/(loss) associated with pensions, net of tax		156	(174)
Shares of affiliates comprehensive loss	[1]	(22,289)	(6,450)
Other comprehensive income (loss)		(22,133)	(6,624)
Comprehensive loss		(228,705)	(173,450)
Comprehensive (loss)/income attributable to:
Stockholders of Golar LNG Limited		(303,816)	(243,348)
Non-controlling interests		$ 75,111	$ 69,898

[1]	No tax impact for the nine months ended September 30, 2020 and 2019.